Cash Generated from Operations	12 Months Ended
Dec. 31, 2017
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Cash Generated from Operations
31.	Cash Generated from Operations

Cash flows from operating activities for the years ended December 31, 2015, 2016 and 2017, are as follows:

(In millions of Korean won)	2015		2016		2017
1. Profit for the year	￦	624,685	￦	795,117	￦	546,341
2. Adjustments to reconcile net income
Income tax expense		346,146		328,314		270,656
Interest income		(161,123)		(130,066)		(108,639)
Interest expense		445,814		337,219		302,464
Dividends income		(11,371)		(3,926)		(4,785)
Depreciation		3,030,821		2,821,779		2,802,531
Amortization of intangible assets		609,185		599,721		635,150
Provision for severance benefits		217,787		217,255		218,966
Impairment losses on trade receivables		161,448		92,711		45,704
Share of net profit or loss of associates and joint ventures		(5,562)		(2,547)		15,480
Loss(gain) on disposal of associates and joint ventures		(4,848)		(1,450)		979
Impairment loss of associates and joint ventures		—		17,128		3,662
Gain on disposal of subsidiaries		(256,230)		—		—
Loss on disposal of property, plant and equipment and investment in properties		129,466		74,913		150,293
Loss on disposal of intangible assets		33,978		7,703		4,271
Loss on impairment of intangible assets		292,345		135,264		116,095
Loss on foreign currency translation		164,374		109,784		(213,341)
Loss(gain) on valuation of derivatives		(306,538)		(117,181)		268,094
Impairment losses on available-for-sale financial assets		1,805		966		9
Gain on disposal of available-for-sale financial assets		(131,041)		(22,695)		(89,598)
Others		24,140		64,863		(251,193)
3. Changes in operating assets and liabilities
Decrease(increase) in trade receivables		112,674		252,196		(303,340)
Increase in other receivables		(21,749)		(770,893)		(346,013)
Decrease(increase) in other current assets		(19,701)		48,549		11,792
Increase in other non-current assets		(137,532)		(51,765)		(43,790)
Decrease(increase) in inventories		(270,343)		167,873		(205,403)
Increase(decrease) in trade payables		81,295		(114,838)		162,110
Increase(decrease) in other payables		(48,680)		705,807		214,689
Increase(decrease) in other current liabilities		(9,452)		37,798		288,553
Increase in other non-current liabilities		119,836		30,762		174,618
Decrease in provisions		(8,902)		(12,583)		(12,574)
Decrease in deferred revenue		(82,582)		(69,179)		(13,086)
Increase in plan assets		(223,194)		(224,244)		(203,420)
Payment of severance benefits		(117,691)		(121,835)		(118,391)

4. Cash generated from operations (1+2+3)	￦	4,579,260	￦	5,202,520		4,318,884

The Group made agreements with securitization specialty companies and disposed of its trade receivables related to handset sales (Note 19). Cash flows from the disposals are presented in cash generated from operations.

Significant transactions not affecting cash flows for the years ended December 31, 2015, 2016 and 2017, are as follows:

(In millions of Korean won)	2015		2016		2017
Reclassification of the current portion of debentures	￦	1,551,300	￦	1,617,175	￦	1,416,066
Reclassification of construction-in-progress to property, plant and equipment		2,373,023		2,212,324		2,686,591
Reclassification of accounts payable from property, plant and equipment		78,663		91,407		225,601
Reclassification of accounts payable from intangible assets		(170,870)		668,564		(227,108)
Reclassification of payable from defined benefit liability		1,675		5,746		36,209
Reclassification of payable from plan assets		13,717		(9,731)		43,035